Restructuring and Asset Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Asset Impairment Charges
Summary of activity for accrued severance costs

2024
Severance accrual, January 1	$—
Charges	7,026,614
Cash payments	(3,539,356)
Severance accrual, December 31	$3,487,258